Nature of Operations and Consolidation Level 4 Nature of Operations and Consolidation (Details)	6 Months Ended	0 Months Ended
	Jun. 30, 2013	Jul. 30, 2013 Subsequent Event [Member]	Jul. 30, 2013 Subsequent Event [Member]	Feb. 11, 2013 Subsequent Event [Member]
Nature of Operations and Consolidation [Abstract]
Shares of common stock issued in IPO	13,529,412			13,529,412
Ownership percentage of majority stockholder after initial IPO	68.70%	40.20%	40.20%
Subsequent Event [Line Items]
Stock issued in secondary offering		10,000,000
Treasury Stock, Shares, Acquired			3,864,062
Ownership percentage of majority stockholder after secondary offering	68.70%	40.20%	40.20%